SUMMARY OF COST OF ACQUISITION (Details) (Parenthetical) - CAD ($)	Aug. 03, 2022	Jun. 30, 2023	Jun. 28, 2023	Dec. 31, 2022	Jun. 30, 2022	[1]	Dec. 31, 2021
Reserve Quantities [Line Items]
Number of common shares		135,730,527		116,521,343
Warrant percent	15.00%
Fair value of warrants		$ 1,587,232	$ (1,587,232)
Expected life of warrants	2 years 6 months 25 days
Expected dividend yield	0.00%
Risk free interest rate	3.14%
Expected volatility rate	141.63%
Ordinary shares [member]
Reserve Quantities [Line Items]
Number of common shares		135,730,527		116,521,343	85,616,075		76,679,908
North American Nickel Inc [member]
Reserve Quantities [Line Items]
Fair value of warrants	$ 28,275,255
Fair value of shares	$ 19,710,608
North American Nickel Inc [member] | Ordinary shares [member]
Reserve Quantities [Line Items]
Number of common shares	7,667,707
Outstanding capital percent	15.00%
Capital to be issued	$ 10,000,000

[1]	The number of shares shown is on a pre-RTO (defined below in Note 1) and pre-consolidation basis, representing the actual number of shares outstanding of PNRC (defined below in Note 1) as at June, 2022. In connection with the RTO, shareholders of PNRC exchanged their shares at a rate of 1.054 shares of the Company for each share of PNRC (Note 3). The number of shares on a post-RTO, post-consolidation basis as at June 30, 2022 would be 90,239,343.